Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	$ 10,850,787	$ 10,263,535
Federal funds sold and overnight deposits	104,199,133	38,298,677
Total cash and cash equivalents	115,049,920	48,562,212
Securities available-for-sale	60,705,178	45,966,750
Restricted equity securities, at cost	1,446,550	1,431,850
Loans held-for-sale	130,400	0
Loans	709,355,330	606,988,937
Allowance for loan losses	(7,208,485)	(5,926,491)
Deferred net loan (fees) costs	(1,195,741)	362,415
Net loans	700,951,104	601,424,861
Bank premises and equipment, net	10,209,869	10,959,403
Accrued interest receivable	2,987,977	2,336,553
Bank owned life insurance	4,988,236	4,903,012
Goodwill	11,574,269	11,574,269
Other real estate owned	0	966,738
Other assets	10,189,781	9,829,671
Total assets	918,233,284	737,955,319
Deposits:
Demand, non-interest bearing	185,954,976	125,089,403
Interest-bearing transaction accounts	242,902,715	185,102,333
Money market funds	115,546,064	91,463,661
Savings	124,555,124	97,167,652
Time deposits, $250,000 and over	16,488,963	14,565,559
Other time deposits	96,842,998	101,632,760
Total deposits	782,290,840	615,021,368
Borrowed funds	2,800,000	2,650,000
Repurchase agreements	38,727,312	33,189,848
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	4,239,419	5,312,424
Total liabilities	840,944,571	669,060,640
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2020 and 2019 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,527,380 and 5,449,857 shares issued at December 31, 2020 and 2019, respectively (including 18,128 and 16,267 shares issued February 1, 2021 and 2020, respectively)	13,818,450	13,624,643
Additional paid-in capital	34,309,646	33,464,381
Retained earnings	29,368,046	22,667,949
Accumulated other comprehensive income	915,348	260,483
Less: treasury stock, at cost; 210,101 shares at December 31, 2020 and 2019	(2,622,777)	(2,622,777)
Total shareholders' equity	77,288,713	68,894,679
Total liabilities and shareholders' equity	$ 918,233,284	$ 737,955,319
Book value per common share outstanding	$ 14.25	$ 12.86